Earnings per share, detail (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ (36,844)	$ 4,107
Weighted Average Number Of Share Outstanding Basic And Diluted	32,273,274	22,947,082
Earnings Per Share, Basic and Diluted	$ (1.14)	$ 0.18
[EarningsPerShareBasicMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	(36,844)	4,107
Distributed earnings allocated to restricted shares	0	(14)
Net Income / (loss) Available to Common Stockholders	(36,844)	4,093
Weighted Average Number Of Share Outstanding Basic And Diluted	32,273,274	22,947,082
Earnings Per Share, Basic and Diluted	$ (1.14)	$ 0.18
[EarningsPerShareDilutedMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	(36,844)	4,107
Distributed earnings allocated to restricted shares	0	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ (36,844)	$ 4,107
Weighted Average Number Of Share Outstanding Basic And Diluted	32,273,274	22,947,082
Earnings Per Share, Basic and Diluted	$ (1.14)	$ 0.18